Financial instruments - fair values	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial instruments - fair values
11	Financial instruments - fair values
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets
or

liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Fair values
Fair values versus carrying amounts
The following are the fair values and carrying amounts of financial assets and liabilities in the interim condensed consolidated statement of financial position:

	Carrying Amount June 30, 2022	Fair Value June 30, 2022	Carrying Amount December 31, 2021	Fair Value December 31, 2021
	€ ‘000s (Unaudited)	€ ‘000s (Unaudited)	€ ‘000s (Audited)	€ ‘000s (Audited)
Assets
Loans receivable	11,179	11,179	25,516	25,516
Trade and other receivables	110,237	110,237	119,841	119,841
Regulatory deposits	9,132	9,132	8,594	8,594
Restricted cash	109,365	109,365	60,296	60,296
Cash and cash equivalents	220,020	220,020	293,798	293,798
Financial assets
Investments in non-listed equity instruments	1,687	1,687	1,685	1,685

Total	461,620	459,994	509,730	509,730

Liabilities
Warrant Liability (at fair value through profit/loss)	17,418	17,418	—	—
Earnout Liability (at fair value through profit/loss)	73,798	73,798	—	—
Trade and other payables	110,265	110,265	134,930	134,930
Lease liabilities	14,857	14,857	16,249	16,249
Deferred consideration	—	—	13,200	13,200
Interest-bearing loans and borrowings	1,233	1,233	3,772	3,772
Customer liabilities (at fair value through profit/loss)	49,498	49,498	51,959	51,959

Total	267,069	267,069	220,110	220,110

Net	194,551	192,865	289,620	289,620

Fair value hierarchy
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2: inputs for the asset or liability that are based on observable market data (i.e. observable inputs); and

•	Level 3: inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).
Basis for determining fair values
The following are the significant methods and assumptions used to estimate the fair values for the financial instruments above.
Financial instruments carried at amortized cost
All financial instruments measured at amortized cost approximate their fair value.
Financial instruments carried at fair value through profit and loss
Derivative financial instruments (Level 3)
Customer liabilities
Customer liabilities are fair valued as at period end to reflect the movement in the odds between the date the bet was placed and the odds as at period end.
Earnout liability
During the earnout period, the holders of the Earnout Shares will receive Super Group’s shares contingent upon hitting each tranche’s respective hurdle. As this can occur at any point during the earnout period the Earnout liability was valued using a Monte Carlo simulation. Key valuation assumptions are as follows:

	Tranche I ($11.50)	Tranche II ($12.50)	Tranche III ($14.00)
Share price ($)	4.1	4.1	4.1
Exercise price ($)	0	0	0
Volatility	44.3%	44.3%	44.3%
Time to expiration (years)	4.575	4.575	4.575
Risk-free rate	3.01%	3.01%	3.01%
Any increase or decrease in the share price volatility of
5
%, leaving all other assumptions unchanged, would result in an increase in the fair value of the Earnout Shares of approximately €
10.9
 million or a decrease in the fair value of the Earnout Shares of approximately €
16.5
 million, respectively.
Warrant liability
Private Warrants are classified as level 3 due to the use of unobservable inputs. The fair value is determined using a Black Scholes model. Key valuation assumptions are as follows:

Share price ($)	4.1
Exercise price ($)	11.5
Volatility	44.3%
Time to expiration (years)	3.25
Risk free rate	2.99%
Any increase or decrease in the share price volatility of 5%, leaving all other assumptions unchanged, would result in an increase in the fair value of the Private Warrants of approximately €1.2 million or a decrease in the fair value of the Private Placement Warrants of approximately €1.2 million, respectively.
Verno option
At April 16, 2021, the Group entered into a call option to purchase 100% of the shares in Verno, exercisable during the period from April 16, 2021 to December 31, 2023. SGHC had no ownership interest in Verno at this time. As the call option is for 100% of the shares in Verno, SGHC assessed whether the option is substantive and whether the option provides control over Verno. At April 16, 2021, SGHC Limited could exercise the option at any time; therefore, it had the practical ability to exercise the option when decisions about the direction of relevant activities needed to be made. However, there were other barriers preventing SGHC from exercising the option. Some of the barriers included ongoing investigations from regulators, uncertainties regarding tax compliance and concerns regarded the regulatory environment. Furthermore, at June 30, 2021, an addendum to the option was issued and the exercise date was amended to June 30, 2023. Therefore, this option was no longer exercisable at the reporting dates.
The Group determined that SGHC does not have control over Verno and recognized the option as a derivative in accordance with IFRS 9 Financial Instruments.
Upon initial recognition of the Verno option, the Group recognized the transaction price of €1,000 relating to the amount paid in order to enter into the option. There is a difference between the fair value of the option (€
22.6
million) and the transaction price, referred to as a day 1 gain, which the Group did not recognize as the valuation of the option is not based on quoted prices in an active market. The option related to effect an anticipated reorganization for which there were uncertainties around the outcome of certain events as such a nominal amount was seen as an appropriate fair value for the transaction price. The fair value of the option remains below the day one gain value and accordingly none of the day one gain has been recognised in the consolidated statement of profit or loss and comprehensive income.

	For the six months ended June
	2022	2021
	€ ‘000s (Unaudited)	€ ‘000s (Unaudited)
Opening balance	13,081	—
Gain or loss on initial recognition	—	22,589
Changes in fair value during the period	5,722	(11,576)
Closing balance	18,803	11,013
In determining the fair value of the call option over the Verno shares, the Group applied a valuation technique that takes into account the regulatory risks in the UK. This approach allows for a two-step
process, which incorporates uncertainty around the success or not of the license review and the underlying business risk using the Black Scholes method.
Funding and option arrangements
The Group entered into three separate funding and option arrangements with Bellerive Capital Limited (“BCL”) in 2014, 2015 and 2016, under which the Group provided a funding contribution for the sole purpose of BCL acquiring a 100% interest in Digiprocessing, Richhill (parent company of Raichu), and Haber respectively. Per the agreement, any proceeds received by BCL from the investment entities in excess of the initial contributions shall be allocated between the Group and BCL after deduction of any relevant expenses incurred by BCL. As part of this allocation, the Group earned €1.7 million and nil during the six months ended June 30, 2022 and 2021, respectively, which were proceeds received in excess of the initial funding contribution. This has been recognized as other income in the interim condensed consolidated statements of profit or loss and other comprehensive income.

Investments in
non-listed
equity instruments
On 17 May 2021, Merryvale Limited purchased preference shares in Beryllium Ventures Pte. Ltd for which the Group holds a non-controlling
interest. These investments were irrevocably designated at fair value through OCI as the Group considers this investment to be strategic in nature. The fair value of the investment is recognized at the fair value of the transaction price as the transaction is between entities that are unrelated. Any movement in the fair value of the investment between the date of acquisition and the reporting period is immaterial.
Restricted cash related to Digital Gaming Corporation
The Group has provided a financial guarantee on a loan facility extended by Standard Bank to Digital Gaming Corporation (“DGC”)
initially set at US

$50 million. This amount was subsequently increased via amendments to the facility agreement to US

$150 million. As of June 30,
2022, the total draws on this facility amounted to US

$88.0 million which is the maximum credit risk exposure of the Group in the event of DGC failing to repay the loan and has been set aside within restricted cash as required by the lender. The Group has an option to acquire DGC conditional on DGC obtaining various regulatory approvals. The Group extended the facility to DGC in order to facilitate DGC obtaining various licenses in the USA, thereby allowing the business to obtain access to various states in the USA when the option is exercised. During 2021, DGC went live in five states operating under the Betway brand, with sound revenue growth experienced in the early months. The Group considers the provision of the facility to advantageous to the future business and does not consider the guarantee to be a risk to the Group.

17	Financial instruments - fair values and risk management
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Fair values
Fair values vs carrying amounts
The following are the fair values and carrying amounts of financial assets and liabilities in the Consolidated Statement of Financial Position:

	Carrying Amount December 31, 2021 € ‘000s	Fair Value December 31, 2021 € ‘000s	Carrying Amount December 31, 2020 € ‘000s	Fair Value December 31, 2020 € ‘000s

Assets
Loans receivable	25,516	25,516	39,804	39,804
Trade and other receivables	119,841	119,841	75,008	75,008
Regulatory deposits	8,594	8,594	2,901	2,901
Restricted cash	60,296	60,296	12,093	12,093
Cash and cash equivalents	293,798	293,798	138,540	138,540

Total	508,045	508,045	268,346	268,346

Liabilities Trade and other payables	134,930	134,930	136,869	136,869
Lease liabilities	16,249	16,249	9,072	9,072
Deferred consideration	13,200	13,200	2,089	2,089
Interest-bearing loans and borrowings	3,772	3,772	210,723	210,723
Customer liabilities (at fair value through profit/loss)	51,959	51,959	43,709	43,709

Total	220,110	220,110	402,462	402,462

Net	287,935	287,935	(134,116)	(134,116)

Fair value hierarchy
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2: inputs for the asset or liability that are based on observable market data (i.e. observable inputs); and

•	Level 3: inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).
Basis for determining fair value though profit and loss
The following are the significant methods and assumptions used to estimate the fair values for the financial instruments above.
Financial instruments carried at amortized cost
All financial instruments measured at amortized cost approximate their fair value.
Financial instruments carried at fair value through profit and loss
Derivative financial instruments (Level 3)
Customer Liabilities
Customer liabilities are fair valued as at period end to reflect the movement in the odds between the date the bet was placed and the odds as at period end.
Call Option over Verno Holdings Limited shares
At April 16, 2021, SGHC Limited entered into a call option to purchase 100% of the shares in Verno, exercisable during the period from April 16, 2021 to December 31, 2023. SGHC had no ownership interest in Verno at this time. The number of shares granted as per the option agreement was 13,465,539. As the call option is for 100% of the shares in Verno, SGHC assessed whether the option is substantive and whether the option provides control over Verno. At April 16, 2021, SGHC Limited could exercise the option at any time; therefore, it had the practical ability to exercise the option when decisions about the direction of relevant activities needed to be made. However, there were other barriers preventing SGHC from exercising the option. Some of the barriers included ongoing investigations from regulators, uncertainties regarding tax compliance and concerns regarded the regulatory environment. Furthermore, at June 30, 2021, an addendum to the option was issued and the exercise date was amended to June 30, 2023. Therefore, this option was no longer exercisable. The Group determined that SGHC does not have control over Verno and recognized the option as a derivative in accordance with IFRS 9 Financial Instruments.

Upon initial recognition of the Verno option, the Group recognized the transaction price of €1,000 relating to the amount paid in order to enter into the option. There is a difference between the fair value of the option (€22.6 million) and the transaction price which the Group did not recognize as the valuation of the option is not based on a valuation technique that uses observable inputs. The option related to effect an anticipated reorganization for which there were uncertainties around the outcome of certain events as such a nominal amount was seen as an appropriate fair value for the transaction price. The table below shows the movement in the aggregate profit not recognized when financial instruments were initially recognized (day 1 gain), because of the use of valuation techniques for which not all the inputs were market observable
data
:

2021
€ ‘000s
Opening balance	—
Gain or loss on initial recognition	22,589
Changes in fair value during the period	(9,508)

Closing balance	13,081

In determining the fair value of the call option over the Verno shares, the Group applied a valuation technique that takes into account the regulatory risks in the UK. This approach allows for a two-step
process, which incorporates uncertainty around the success or not of the license review and the underlying business risk using the Black Scholes method.
The Group entered into three separate funding and option arrangements with Bellerive Capital Limited (“BCL”) in 2014, 2015 and 2016, under which the Group provided a funding contribution for the sole purpose of BCL acquiring a 100%
interest in Digiprocessing
,
Richhill (parent company of Raichu), and Haber respectively. Per the agreement, any proceeds received by BCL from the investment entities in excess of the initial contributions shall be allocated between the Group and BCL after deduction of any relevant expenses incurred by BCL. As part of this allocation, the Group earned
 €15.8
million during the year ended December 31, 2021 which were proceeds received in excess of the initial funding contribution. This has been recognized as other income in the consolidated statements of profit or loss and other comprehensive income.
Investments in
non-listed
equity instruments
On 17 May 2021, Merryvale Limited purchased preference shares in Beryllium Ventures Pte. Ltd for which the Group holds a non-controlling
interest. These investments were irrevocably designated at fair value through OCI as the Group considers this investment to be strategic in nature. The fair value of the investment is recognized at the fair value of the transaction price as the transaction is between entities that are unrelated. Any movement in the fair value of the investment between the date of acquisition and year end is immaterial.
Interest-bearing
loans and borrowings

	December 31,	December 31,
	2021 € ‘000s	2020 € ‘000s

Current interest-bearing loans and borrowings
Financial institution loan (ZAR 1.25% interest)	1,537	—
Financial institution loan (ZAR 15% interest)	1,318	—
Financial institution loan (GBP 3-month LIBOR plus 5%)	—	82,641
Financial institution loan (CAD 3-month LIBOR plus 5%)	—	258
Financial institution loan (CHF 3-month LIBOR plus 5%)	—	843
Financial institution loan (EUR 3-month LIBOR plus 5%)	—	95,296
Financial institution loan (EUR 6% interest)	—	2,591
Other loans (NGN 0%)	126	—
Other loans (EUR 0%)	27	2,093

Total current interest-bearing loans and borrowings	3,008	183,722

Non-current interest-bearing loans and borrowings
Financial institution loan (ZAR 1.25% interest)	764	—
Financial institution loan (EUR 3-month LIBOR plus 3%)	—	2,254
Financial institution loan (USD 6% interest)	—	2,044
Financial institution loan (EUR 6% interest)	—	22,703

Total non-current interest-bearing loans and borrowings	764	27,001

Analysis of loans and borrowings for the year ended 31 December 2021

Facility	Maturity	Interest rate	Currency	Facility amount ‘000s

Financial institution loan	15-Jun-22	15%	ZAR	R75,032
Financial institution loan	31-Aug-23	1.25%	ZAR	R49,944
Other loans	On demand	0%	EUR	Unspecified
Other loans	On demand	0%	NGN	Unspecified

Analysis of loans and borrowings for the year ended 31 December 2020

Facility	Maturity	Interest rate	Currency	Facility amount ‘000s

Financial institution loan	On demand	3- month LIBOR plus 5%	GBP	£75,000
Financial institution loan	On demand	3- month LIBOR plus 5%	Multi-currency	€90,000
Financial institution loan	On demand	3- month LIBOR plus 5%	EUR	€11,500
Financial institution loan	On demand	3- month LIBOR plus 5%	EUR	€6,000
Financial institution loan	27-Nov-24	6%	EUR	€10,000
Financial institution loan	21-Feb-23	3- month LIBOR plus 3%	EUR	€10,000
Financial institution loan	02-Oct-23	6%	USD	$5,000
Financial institution loan	07-Mar-21	6%	EUR	€5,000
Financial institution loan	28-Mar-24	6%	Multi-currency	€10,000
Financial institution loan	27-Nov-24	6%	EUR	€10,000
Other loans	On demand	0%	EUR	Unspecified
Other loans	On demand	1.5%	EUR	€25,600
Financial risk management
The Group’s activities expose it to a variety of financial risks, namely, market risk, liquidity risk and credit risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Group reviews and agrees on policies for managing each of these risks which are described below.
Market risk
Market risk relates to the risk that changes in prices, including sports betting prices/odds, foreign currency exchange rates and interest rates, will impact the Group’s income or the value of its financial instruments. Market risk management has the function of managing and controlling the Group’s exposure to market risk to within acceptable limits, while at the same time, ensuring that returns are optimized.
The management of market risk is performed under the supervision of the Group’s senior management and according to the guidance approved by them.

Sports betting prices/odds
Managing the risks associated with the sportsbook bets is a fundamental part of the Group’s business. Group senior management has the responsibility for the compilation of bookmaking odds and for sportsbook risk management as well as responsibility for the creation and pricing of all betting markets, and the trading of those markets through their lives.
A mix of traditional bookmaking approaches married with risk management techniques from other industries is applied, and extensive use is made of mathematical models and information technology. The Group has set predefined limits for the acceptance of sportsbook bet risks. Stake and loss limits are set by reference to individual sports, events and bet types. These limits are subject to formal approval by senior management.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure that; as far as possible, it will have sufficient liquidity to meet its liabilities when they become due.
Cash flow forecasting is performed in the operating entities of the Group on a monthly basis and then aggregated by Group Finance which closely monitors the actual status per company and the rolling forecast of the Group’s liquidity.
Customer funds are kept in dedicated accounts, separately from the Group’s operational bank accounts in order to ensure that their liability is met. The following table shows the cash flows for financial liabilities.

	Carrying amount € ‘000s	Contractual cashflows € ‘000s	less than 1 year € ‘000s	1-2 years € ‘000s	3-5 years € ‘000s	Over 5 years € ‘000s
At December 31, 2021
Trade payables	77,651	77,651	77,651	—	—	—
Accruals	57,279	57,279	57,279	—	—	—
Other payables	1,106	1,106	1,106	—	—	—
Customer liabilities	51,959	51,959	51,959	—	—	—
Lease liabilities	16,249	19,236	5,746	5,422	7,914	154
Deferred consideration	13,200	13,200	13,200	—	—	—
Interest-bearing loans and borrowings principal	3,327	3,327	2,563	764	—	—
Interest-bearing loans and borrowings interest	445	560	556	4	—	—

	221,216	224,318	210,060	6,190	7,914	154

At December 31, 2020
Trade payables	75,249	75,249	75,249	—	—	—
Accruals	61,620	61,620	61,620	—	—	—
Other payables	2,132	2,132	2,132	—	—	—
Customer liabilities	43,709	43,709	43,709	—	—	—
Lease liabilities	9,072	11,374	2,586	2,568	6,220	—
Deferred consideration	2,089	2,089	2,089	—	—	—
Interest-bearing loans and borrowings principal	200,417	200,416	174,568	—	25,848	—
Interest-bearing loans and borrowings interest	10,306	16,617	9,250	—	7,367	—

	404,594	413,206	371,203	2,568	39,435	—

Changes in liabilities arising from financing activities

	Interest-bearing loans and borrowings and deferred consideration	Lease liabilities	Total
	€ ‘000s	€ ‘000s	€ ‘000s

At January 1, 2019	146,793	11,457	158,250

Cash inflows	14,610	—	14,610
Cash outflows	—	(2,215)	(2,215)
Eliminated on business combinations	(18,200)	—	(18,200)
Deferred consideration paid	(20,284)	—	(20,284)
Effects of movements in exchange rates	2,444	(1)	2,443
New leases	—	91	91
Increase in deferred consideration	62,500	—	62,500
Arising from business combinations	22,328	—	22,328
Interest	7,174	561	7,735

At December 31, 2019	217,365	9,893	227,258

Cash inflows	7,142	—	7,142
Cash outflows	(15,779)	(2,645)	(18,424)
Loans novated	29,844	—	29,844
Deferred consideration paid	(66,027)	—	(66,027)
Effects of movements in exchange rates	(1,945)	128	(1,817)
New leases	—	196	196
Increase in deferred consideration	25,600	—	25,600
Arising from business combinations	6,306	815	7,121
Interest	10,306	685	10,991

At December 31, 2020	212,812	9,072	221,884

Cash inflows	—	—	—
Cash outflows	(24,641)	(3,413)	(28,054)
Deferred consideration paid	(4,050)	—	(4,050)
Effects of movements in exchange rates	4,124	527	4,651
Disposals	—	(347)	(347)
New leases	—	1,311	1,311
Other	25	—	25
Increase in deferred consideration	15,161	—	15,161
Loans novated - share subscription	(202,625)	—	(202,625)
Arising from business combinations	10,741	8,602	19,343
Liabilities assumed on business combination	2,881
Loans novated	(12)		(12)
Loans waived	(2,808)	—
Interest	5,364	497	5,861

At December 31, 2021	16,972	16,249	33,147

Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.
Credit risk also arises where cash and cash equivalents and restricted cash are deposited with banks or financial institutions. It is the Group’s policy to deposit funds only with reputable institutions, and to keep the position under review. Management do not consider there to be a concentration of credit risk within the Group as the amounts receivable at year end are spread across a number of 3rd partıy supplier across multiple locations.
The Group applies the IFRS 9, ‘Financial Instruments,’ simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade and other receivables that do not contain a significant financing component and those that are recognized under IFRS 15, ‘Revenue from Contracts with Customers.’
The Group’s

sports betting and online casino business are predominantly cash businesses where there is a requirement for the customer to pay in advance of entering into a transaction. These payments are collected through payment service providers. The Group does not grant credit to customers.
As such, the majority of the Group’s outstanding receivables balance is with approximately 68 payment service providers (PSPs), some of which are global brands, and others are smaller and country specific. The Group considers these PSPs as financial institutions that have high credibility in the market and strong payment profiles.
The Group monitors trade and other receivables based on credit risk characteristics and aging of the receivables.
This is accomplished through weekly cash flow meetings where inflows from PSPs are reviewed, and on a monthly basis a ‘PSP aging report’ is assessed. This enables management to identify any settlements outstanding for more than a month and will then be raised for consideration of write offs. Management also considers current and forward-looking
information based on publicly available information affecting the ability of the debtors to settle receivables, for example, news of a PSP declaring bankruptcy, experiencing fraud or financial difficulties, etc. Historically, write offs have been rare and immaterial, with the exception of specific one-off
events.
The Group considers the expected credit loss calculated under IFRS 9 for trade and other receivables, and any write offs to be immaterial. In relation to regulatory deposits, cash and cash equivalents and loans receivable, the credit risk is low and any required provision would be non-existent
or immaterial.
The Group has provided a financial guarantee on a loan facility extended by Standard Bank to Digital Gaming Corporation (“DGC”) DGC for US $50
million. The Group has an option to acquire DGC conditional on DGC obtaining various regulatory approvals, as detailed in note 25. The Group extended the facility to DGC in order to facilitate DGC obtaining various licenses in the USA, thereby allowing the business to obtain access to various states in the USA when the option is exercised. The maximum credit risk exposure of the Group in the event of DGC failing to repay the loan is US $50 million which is set aside within restricted cash as required by the lender. During 2021, DGC went live in five states operating under the Betway brand, with sound revenue growth experienced in the early months. The Group considers the provision of the facility to advantageous to the future business and does not consider the guarantee to be
a
risk
to the Group. Whilst the receivable balances have notably increased management understands the reasons for these increases being driven by increased revenues, prepayments and an increase in two receivables from its licencing partners. Management does not consider there to be any recoverability issues as the bulk of the processors having settled amounts due after year end, the one licence partner has settled in full and management have agreed a plan with the other.
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in exchange rates. Foreign exchange risk arises from future commercial transactions and recognized financial assets and liabilities. Some of the Group’s subsidiaries operate in local currencies, primarily GBP, GHS, NGN, ZAR. Exchange rates are monitored by Group Finance on a monthly basis to ensure that adequate measures are taken if fluctuations increase.
Effect of a quantitative change of foreign currency exchange rates of the Euro against the exposed currencies on the Group’s monetary financial assets and liabilities is not material.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of change in market interest rates.
The Group is mainly exposed to borrowings interest rate risk. The interest rate on borrowings is based on the variable and fixed interest rates disclosed in the analysis of financial institution loans table included in this note.
The Group monitors its treasury at least monthly and seeks to obtain a commercial rate of return from AA or above rated institutions whilst not impacting on cash flow.

Super Group (SGHC) Limited
Disclosure of detailed information about financial instruments [line items]
Financial instruments - fair values
9	Financial instruments - fair values and risk management
Financial instruments carried at amortized cost

All financial instruments measured at amortized cost approximate their fair value.
Analysis of loans and borrowings for the year ended December 31, 2021

Facility	Maturity	Interest rate	Currency	Facility amount
Other loans	On demand	0%	EUR	Unspecified
Other loans	On demand	0%	GBP	Unspecified
Other loans	On demand	0%	USD	Unspecified
Financial risk management

The Company’s activities expose it to a variety of financial risks, namely, liquidity risk and credit risk. The Company’s senior management oversees the management of these risks. The Company’s senior management ensures that the Company’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and risk objectives. The Company reviews and agrees on policies for managing each of these risks which are described below.
Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure that; as far as possible, it will have sufficient liquidity to meet its liabilities when they become due.
The following table shows the cash flows for financial liabilities:

	Carrying amount	Contractual cashflows	less than 1 year	1-2 years	3-5 years	Over 5 years
	€	€	€	€	€	€
At December 31, 2021
Trade payables	3,187	3,187	3,187	—	—	—
Accruals	907,063	907,063	907,063	—	—	—
Loans and borrowings	665,745	665,745	665,745	—	—	—

	1,575,995	1,575,995	1,575,995	—	—	—

Changes in liabilities arising from financing activities

	Loans
	and borrowings	Total
	€	€
At January 1, 2021	—	—
Recharges	639,793	639,793
Effects of movements in exchange rates	25,952	25,952

At December 31, 2021	665,745	665,745

Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.
Credit risk also arises where cash and cash equivalents are deposited with banks or financial institutions. It is the Company’s policy to deposit funds only with reputable institutions, and to keep the position under review.
The Company applies the IFRS 9, ‘Financial Instruments,’ simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade and other receivables that do not contain a significant financing component.
The Company monitors trade and other receivables based on credit risk characteristics and aging of the receivables.
The Company considers the expected credit loss calculated under IFRS 9 for trade and other receivables, and any write offs to be immaterial. In relation to cash and cash equivalents, the credit risk is low and any required provision would be non-existent
or immaterial.
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in exchange rates. Foreign exchange risk arises from future commercial transactions and recognized financial assets and liabilities. Exchange rates are monitored by Finance on a monthly basis to ensure that adequate measures are taken if fluctuations increase.
The effect of a quantitative change of foreign currency exchange rates of the Euro against the exposed currencies on the Company’s monetary financial assets and liabilities is not considered to be significant.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of change in market interest rates.
The Company is mainly exposed to borrowings interest rate risk. The interest rate on borrowings is based on the variable and fixed interest rates disclosed in the analysis of financial institution loans table included in this note.
The Company monitors its treasury at least monthly and seeks to obtain a commercial rate of return from AA or above rated institutions whilst not impacting on cash flow.